Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred rent balance		$ 2.1	$ 2.0
Rent expense		$ 1.2	$ 0.6
Other Commitment	$ 5.8
MOLDOVA | Office and Laboratory Space
Lease expiration year	2030	2030
Lonza SOW [Member]
Other Commitment		$ 24.5